Shareholder Report, Holdings (Details)	Dec. 31, 2024
T-REX 2X LONG TESLA DAILY TARGET ETF | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
T-REX 2X LONG TESLA DAILY TARGET ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.43%
T-REX 2X LONG TESLA DAILY TARGET ETF | Cash Collateral [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.67%
T-REX 2X LONG TESLA DAILY TARGET ETF | Derivatives [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.82%
T-REX 2X LONG TESLA DAILY TARGET ETF | Other Assets Net of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.08%
T-REX 2X INVERSE TESLA DAILY TARGET ETF | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
T-REX 2X INVERSE TESLA DAILY TARGET ETF | Cash Collateral [Member]
Holdings [Line Items]
Percent of Net Asset Value	190.38%
T-REX 2X INVERSE TESLA DAILY TARGET ETF | Derivatives [Member]
Holdings [Line Items]
Percent of Net Asset Value	(56.37%)
T-REX 2X INVERSE TESLA DAILY TARGET ETF | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(34.01%)
T-REX 2X LONG NVIDIA DAILY TARGET ETF | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
T-REX 2X LONG NVIDIA DAILY TARGET ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.47%
T-REX 2X LONG NVIDIA DAILY TARGET ETF | Cash Collateral [Member]
Holdings [Line Items]
Percent of Net Asset Value	81.52%
T-REX 2X LONG NVIDIA DAILY TARGET ETF | Derivatives [Member]
Holdings [Line Items]
Percent of Net Asset Value	(11.09%)
T-REX 2X LONG NVIDIA DAILY TARGET ETF | Other Assets Net of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
T-REX 2X INVERSE NVIDIA DAILY TARGET ETF | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
T-REX 2X INVERSE NVIDIA DAILY TARGET ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.64%
T-REX 2X INVERSE NVIDIA DAILY TARGET ETF | Cash Collateral [Member]
Holdings [Line Items]
Percent of Net Asset Value	121.64%
T-REX 2X INVERSE NVIDIA DAILY TARGET ETF | Derivatives [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.95%
T-REX 2X INVERSE NVIDIA DAILY TARGET ETF | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(25.23%)